================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1999
                               ------------------

                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.

                                     [LOGO]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report continued excellent returns for the Value Line Asset Allocation Fund. For the six months ended September 30, 1999, shareholders earned a total return of 7.50%, which compared with a total return of 0.36% for the unmanaged Standard & Poor's 500 Index and a total return of -0.56% for the unmanaged Lehman Government/Corporate Bond Index.

Since inception in August, 1993, your Fund has displayed a remarkable consistency of outstanding performance. The Fund has finished in the top one-third of its "flexible funds" category in every year, according to Lipper Analytical Services, and has usually achieved the top one-tenth of the category. All in all, it ranks #1 among 69 flexible funds since inception. For the one year ended September 30, 1999, the Fund ranks #1 of 217 funds; for three years, #14 of 157 funds; for five years, #3 of 102 funds.

Strong stock selection has driven this success.  Our selection method is simple:
We invest in winning companies, and stick with them as long as they continue to win. We invest in companies of all sizes and in any industry. What they have in common, however, is strong earnings momentum and strong stock price momentum. We carefully examine quarterly earnings reports and closely monitor stock performance. Companies that show significant blemishes on either count are sold. Turnover of the Fund's holdings is relatively high, but consistent winners stay in the portfolio for a long time. To reduce risk, we invest in many companies, rarely putting more than 1% of assets in any one stock.

Our asset allocation process plays the key role in risk control. Since the Fund's inception, an average of about 35% of assets has been invested in bonds and cash. This has limited total returns in the very strong stock market of recent years, but has kept the portfolio's volatility down. The real payoff, of course, will come when the stock market someday enters a sustained period of weakness. Currently, your Fund has 60% of assets in bonds and cash, a rather conservative stance. A year ago, the Fund held nearly 90% of its assets in stocks, but rising interest rates and rising stock prices have driven our model to become increasingly cautious since then. Bonds, as a group, now offer more competitive returns. The Fund's bondholdings are primarily in Treasuries and U.S. agencies, with maturities averaging about six years.

Our goal remains to maximize return while minimizing risk. Thank you for investing with us.

                                  Sincerely,


                                  /s/ Jean Bernhard Buttner
                                  Jean Bernhard Buttner
                                  Chairman and President

November 10, 1999

--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we proceed through the final weeks of the year. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the acceleration in job growth, and the generally solid performance with respect to consumer spending. Overall, we estimate that GDP growth, which rose at a vigorous 4.8% rate in the third quarter, will average a solid 4% during the final three months of the year, unless serious Year 2000 dislocations develop. We think growth will then moderate into the 2.0%-2.5% range during the first half of next year. In all, we believe that the 12 months upcoming will mark the tenth year in a row of sustained economic growth.

Inflationary pressures, meanwhile, continue to be held largely at bay, in spite of a tightening labor market, with strong increases in productivity being at least partially responsible for this comparative pricing stability. Nevertheless, a gradual uptrend in cost pressures does seem likely over the next several quarters. The Federal Reserve, taking note of this somewhat higher expense structure, is likely to maintain a neutral to at most modestly restrictive monetary stance in the months ahead.

 Performance Data:*
                                                                       Average
                                                                    Annual Total
                                                                       Return
                                                                      ---------
1 year ended 9/30/99...........................................        34.69%
5 years ended 9/30/99..........................................        23.32%
From 8/24/93 (commencement
  of operations) to 9/30/99....................................        20.43%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

    Shares                                                             Value
--------------------------------------------------------------------------------

COMMON STOCKS (44.3%)
                ADVERTISING (0.5%)
       9,000    Big Flower Holdings, Inc.*..................        $    254,812
      11,400    Omnicom Group, Inc..........................             902,738
                                                                    ------------
                                                                       1,157,550
                AEROSPACE/DEFENSE
                  (0.4%)
      15,500    General Dynamics Corp. .....................             967,781

                AIR TRANSPORT (0.2%)
      18,000    SkyWest, Inc................................             394,875

                APPAREL (0.5%)
      31,000    Chico's FAS, Inc.*..........................             844,750
      14,000    Tommy Hilfiger Corp.*.......................             394,625
                                                                    ------------
                                                                       1,239,375
                AUTO PARTS--ORIGINAL
                  EQUIPMENT (0.2%)
      11,000    Arvin Industries, Inc.......................             340,313
      10,000    Gentex Corp.*...............................             206,562
                                                                    ------------
                                                                         546,875
                BANK--MIDWEST (0.5%)
      11,000    Fifth Third Bancorp.........................             669,281
      16,000    First Tennessee
                    National Corp...........................             450,000
                                                                    ------------
                                                                       1,119,281
                BEVERAGE--
                  ALCOHOLIC (0.4%)
      12,000    Canandaigua Brands, Inc.
                    Class "A"*..............................             717,000
       2,000    Coors (Adolph) Co.
                    Class "B"...............................             108,250
                                                                    ------------
                                                                         825,250
                BUILDING
                  MATERIALS (0.6%)
      21,000    Elcor Corp..................................             525,000
      25,000    Insituform Technologies, Inc.
                    Class "A"*..............................             625,000
       7,000    USG Corp....................................             332,500
                                                                    ------------
                                                                       1,482,500
                CABLE TV (1.0%)
      15,453    Adelphia Communications
                    Corp. Class "A"*........................             908,830
      10,000    Cablevision Systems Corp.
                    Class "A"*..............................             727,500
       6,800    EchoStar Communications
                    Corp. Class "A"*........................             617,525
                                                                    ------------
                                                                       2,253,855
                CEMENT &
                  AGGREGATES (0.2%)
      10,000    Centex Construction
                    Products, Inc...........................             371,250

                COMPUTER &
                  PERIPHERALS (2.4%)
      24,662    Cisco Systems, Inc.*........................           1,690,888
      16,000    Computer Network
                    Technology Corp.*.......................             149,000
      18,000    Cybex Computer
                    Products Corp.*.........................             600,750
      14,000    Dell Computer Corp.*........................             585,375
       8,000    EMC Corp.*..................................             571,500
      20,000    Pinnacle Systems, Inc.*.....................             847,500
      20,000    Unisys Corp.*...............................             902,500
       6,000    Zebra Technologies Corp.
                    Class "A"*..............................             272,813
                                                                    ------------
                                                                       5,620,326


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1999
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------

                COMPUTER SOFTWARE
                  & SERVICES (4.4%)
      39,000    Acclaim Entertainment,
                    Inc.*...................................        $    296,156
      14,000    Actuate Corp.*..............................             474,250
       7,000    Adobe Systems Inc...........................             794,500
      10,000    Ancor Communications,
                    Inc.*...................................             242,500
      27,000    Ardent Software, Inc.*......................             727,313
       9,600    Citrix Systems, Inc.*.......................             594,600
       8,000    Comverse Technology,
                    Inc.*...................................             754,500
      12,000    Electronics For
                    Imaging Inc.*...........................             616,875
       5,000    FactSet Research
                    Systems Inc.............................             284,375
      24,000    Mercury Interactive Corp.*..................           1,549,500
      10,000    Microsoft Corp.*............................             905,625
      22,500    Paychex, Inc................................             767,812
      23,000    Peregrine Systems, Inc.*....................             937,250
       8,000    Siebel Systems, Inc.*.......................             533,000
       4,000    TSI International
                    Software Ltd.*..........................             108,500
       8,000    Verity Inc.*................................             550,500
                                                                    ------------
                                                                      10,137,256
                DIVERSIFIED
                  COMPANIES (0.9%)
       8,000    Textron, Inc................................             619,000
      10,000    Tyco International, Ltd.....................           1,032,500
       6,000    United Technologies Corp....................             355,875
                                                                    ------------
                                                                       2,007,375
                DRUG (2.7%)
      10,000    Andrx Corp.*................................             585,313
      17,000    Biogen, Inc.*...............................           1,339,812
       6,000    Bristol-Myers Squibb Co.....................             405,000
       9,000    Forest Laboratories, Inc.*..................           $ 379,125
       3,000    Gilead Sciences, Inc.*......................             192,562
      10,000    MedImmune, Inc.*............................             996,563
      12,000    Millennium Pharmaceuticals,
                    Inc.*...................................             780,000
      10,000    QLT PhotoTherapeautics
                    Inc.*...................................             764,375
      23,000    Roberts Pharmaceutical
                    Corp.*..................................             695,750
                                                                    ------------
                                                                       6,138,500
                ELECTRIC UTILITY--
                  CENTRAL (0.3%)
      10,000    AES Corp.*..................................             590,000

                ELECTRIC UTILITY--
                  WEST (0.3%)
       8,000    Calpine Corp.*..............................             680,500

                ELECTRICAL
                  EQUIPMENT (1.0%)
      17,000    Power Integrations, Inc.*...................           1,177,250
      32,000    Semtech Corp.*..............................           1,172,000
                                                                    ------------
                                                                       2,349,250
                ELECTRONICS (1.5%)
      16,000    CTS Corp....................................             920,000
      10,000    Gemstar International
                    Group Ltd.*.............................             781,250
       7,000    JDS Uniphase Corp.*.........................             796,688
       6,000    Lexmark International
                    Group, Inc. Class "A"*..................             483,000
      16,200    Symbol Technologies, Inc....................             544,725
                                                                    ------------
                                                                       3,525,663


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------

                ENTERTAINMENT (1.5%)
       7,544    AMFM Inc.*..................................        $    459,241
      10,000    CBS Corp.*..................................             462,500
      11,143    Clear Channel
                    Communications, Inc.*...................             890,047
       8,200    Cox Radio, Inc. Class "A"*..................             487,900
      10,400    Time Warner Inc.............................             631,800
      12,000    USA Networks Inc.*..........................             465,000
                                                                    ------------
                                                                       3,396,488
                FINANCIAL SERVICES
                   (0.2%)
      13,000    Metris Companies, Inc.......................             382,688

                FOREIGN
                  TELECOMMUNICATIONS
                  (0.6%)
      14,000    Nortel Networks Corp........................             714,000
       2,650    Vodafone Airtouch PLC
                    (ADR)...................................             630,037
                                                                    ------------
                                                                       1,344,037

                FURNITURE/HOME
                  FURNISHINGS (0.3%)
      15,000    Ethan Allen Interiors, Inc..................             477,188
      17,500    Shaw Industries, Inc........................             277,812
                                                                    ------------
                                                                         755,000
                GROCERY (0.1%)
      15,000    Kroger Co.*.................................             330,937

                HOUSEHOLD
                  PRODUCTS (0.5%)
      37,500    Salton, Inc.*...............................           1,132,031

                INDUSTRIAL SERVICES
                  (1.2%)
      10,500    Labor Ready, Inc.*..........................             105,656
      22,500    Profit Recovery Group
                    International, Inc. (The)* .............           1,004,063
      12,000    QRS Corp.*..................................             769,500
      10,000    SABRE Group Holdings,
                    Inc. Class "A"*.........................             430,000
      15,000    URS Corp.*..................................             367,500
                                                                    ------------
                                                                       2,676,719
                INSURANCE--
                  DIVERSIFIED (0.2%)
       7,000    Blanch (E.W.) Holdings
                    Inc.....................................             455,875

                INTERNET (0.9%)
       3,800    America Online, Inc.*.......................             395,200
      12,000    Exodus Communications,
                    Inc.*...................................             864,750
      19,000    Macromedia Inc.*............................             776,625
                                                                    ------------
                                                                       2,036,575
                MACHINERY (0.4%)
      22,000    Astec Industries, Inc.*.....................             530,750
      13,000    Terex Corp.*................................             409,500
                                                                    ------------
                                                                         940,250
                MANUFACTURED
                  HOUSING/
                  RECREATIONAL
                  VEHICLES (0.5%)
      33,750    Monaco Coach Corp.*.........................             822,656
      12,000    National R.V.
                    Holdings, Inc.*.........................             237,000
                                                                    ------------
                                                                       1,059,656


--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1999
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------

                MEDICAL SERVICES
                  (0.7%)
       9,000    Advance Paradigm, Inc.*.....................           $ 492,750
       9,000    Express Scripts, Inc.
                    Class "A"*..............................             704,250
      18,000    Hooper Holmes, Inc..........................             461,250
                                                                    ------------
                                                                       1,658,250
                MEDICAL SUPPLIES
                  (2.7%)
      11,500    Allergan, Inc...............................           1,265,000
      14,000    Alpharma Inc. Class "A".....................             494,375
      28,000    Bindley Western
                    Industries, Inc.........................             400,750
       7,000    Johnson & Johnson...........................             643,125
      16,000    Laser Vision Centers, Inc.*.................             224,500
       9,536    Medtronic, Inc..............................             338,528
      12,000    Patterson Dental Co.*.......................             594,750
      12,768    Priority Healthcare Corp.
                    Class "B"*..............................             394,212
       3,500    ResMed Inc.*................................             115,719
      10,000    VISX, Inc.*.................................             790,937
      14,500    Xomed Surgical
                    Products, Inc.*.........................             826,500
                                                                    ------------
                                                                       6,088,396
                NEWSPAPER (0.2%)
      10,000    Tribune Co..................................             497,500

                OFFICE EQUIPMENT
                  & SUPPLIES (0.6%)
      11,000    Pitney Bowes, Inc...........................             670,313
      28,500    Staples, Inc.*..............................             621,656
                                                                    ------------
                                                                       1,291,969
                PRECISION
                  INSTRUMENT (1.3%)
      17,250    Kronos Inc.*................................             632,859
      11,000    Optical Coating
                    Laboratory, Inc.........................           1,012,688
      10,000    Orbotech Ltd.*..............................             618,750
      12,000    Waters Corp.*...............................             726,750
                                                                    ------------
                                                                       2,991,047
                PUBLISHING (0.4%)
      13,000    Reader's Digest Association,
                    Inc. Class "A" .........................             380,250
      12,000    Valassis Communications,
                    Inc.*...................................             527,250
                                                                    ------------
                                                                         907,500
                RAILROAD (0.2%)
      27,000    Transportation Technologies
                    Industries, Inc.* ......................             467,438

                RECREATION (0.7%)
      10,000    Carnival Corp...............................             435,000
       9,000    Harley-Davidson, Inc........................             450,562
      18,000    Royal Caribbean
                    Cruises Ltd.............................             810,000
                                                                    ------------
                                                                       1,695,562
                RESTAURANT (0.9%)
      24,000    Brinker International, Inc.*................             651,000
      19,000    Darden Restaurants, Inc.....................             371,688
      24,000    Jack in the Box Inc.*.......................             598,500
      20,000    Ruby Tuesday, Inc...........................             390,000
                                                                    ------------
                                                                       2,011,188

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------

                RETAIL--
                  SPECIAL LINES (4.2%)
      18,640    Abercrombie & Fitch Co.
                    Class "A"*..............................           $ 634,925
      17,500    American Eagle
                    Outfitters, Inc. *......................             847,656
      11,000    AnnTaylor Stores Corp.*.....................             449,625
      19,000    Bed Bath & Beyond Inc.*.....................             663,812
      10,000    Best Buy Co., Inc.*.........................             620,625
      14,000    Circuit City Stores--
                    Circuit City Group......................             590,625
      10,500    Dollar Tree Stores, Inc.*...................             419,344
      28,500    Fossil Inc.*................................             771,281
      12,250    Gap, Inc. (The).............................             392,000
      15,750    Intimate Brands, Inc........................             613,266
      16,000    Linens `N' Things, Inc.*....................             540,000
      25,500    Quiksilver, Inc.*...........................             465,375
      20,000    Ross Stores Inc.............................             402,500
      18,000    TJX Companies, Inc..........................             505,125
      10,000    Tandy Corp..................................             516,875
      12,000    Tiffany & Co................................             719,250
      11,500    Zale Corp.*.................................             440,594
                                                                    ------------
                                                                       9,592,878
                RETAIL BUILDING
                  SUPPLY (0.8%)
      18,000    Home Depot, Inc. (The)......................           1,235,250
      14,560    Lowe's Companies, Inc.......................             709,800
                                                                    ------------
                                                                       1,945,050
                RETAIL STORE (2.1%)
      15,000    Ames Department
                    Stores, Inc.*...........................             478,125
      11,000    Cost Plus, Inc.*............................             533,500
       9,200    Dayton Hudson Corp..........................             552,575
       8,500    Kohl's Corp.*...............................             562,062
       9,750    99 Cents Only Stores*.......................             352,219
       8,000    ShopKo Stores, Inc.*........................             232,000
      42,000    Wal-Mart Stores, Inc........................           1,997,625
                                                                    ------------
                                                                       4,708,106
                SEMICONDUCTOR
                  (2.1%)
      10,000    Linear Technology Corp......................             587,813
      10,000    PMC-Sierra, Inc.*...........................             925,000
      12,000    QLogic Corp*................................             838,500
      21,500    TranSwitch Corp.*...........................           1,225,500
      12,000    TriQuint Semiconductor,
                    Inc.*...................................             686,250
       9,000    Xilinx, Inc.*...............................             589,781
                                                                    ------------
                                                                       4,852,844
                SHOE (0.1%)
       6,000    Timberland Co. (The)
                    Class "A"*..............................             234,375

                TELECOMMUNICATIONS
                  EQUIPMENT (1.9%)
      22,500    AVT Corp.*..................................             689,062
      18,000    CommScope, Inc.*............................             585,000
       2,000    Harmonic Inc.*..............................             261,625
      30,000    Polycom, Inc.*..............................           1,429,688
       4,500    QUALCOMM Inc.*..............................             851,344
      10,000    Tellabs, Inc. *.............................             569,375
                                                                    ------------
                                                                       4,386,094


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8

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1999
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------

                TELECOMMUNICATION
                  SERVICES (0.9%)
       6,000    ALLTEL Corp.................................        $    422,250
      23,400    DyCom Industries, Inc.*.....................             987,188
      19,000    Metromedia Fiber Network
                    Inc. Class "A"*.........................             465,500
       8,000    Viatel, Inc.*...............................             236,500
                                                                    ------------
                                                                       2,111,438
                TOILETRIES/
                  COSMETICS (0.1%)
       9,000    Lauder (Estee) Companies
                    Inc. (The) Class "A" ...................             351,562
                                                                    ------------
                TOTAL
                COMMON STOCKS
                (Cost $61,437,775) .........................         101,708,915
                                                                    ============

     Principal
      Amount                                                            Value
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (17.0%)
       $5,000,000    United States Treasury
                        Notes 4%, 10/31/00..................        $  4,923,123
        4,000,000    United States Treasury
                        Notes 5.250%,
                        5/31/01.............................           3,975,853
        4,000,000    United States Treasury
                        Notes 5.750%,
                        6/30/01.............................           4,005,509
        2,000,000    United States Treasury
                        Notes 6.25%,
                        8/31/02.............................           2,026,364
        6,500,000    United States Treasury
                        Notes 4.750%,
                        2/15/04.............................           6,232,790
        1,750,000    United States Treasury
                        Notes 5.875%,
                        11/15/05............................           1,739,451
        2,000,000    United States Treasury
                        Notes 5.625%,
                        2/15/06.............................           1,959,346
        5,081,800    United States Treasury
                        Inflation Indexed
                        Notes 3.875%,
                        1/15/09 ............................           5,000,783
        8,500,000    United States Treasury
                        Bonds 7.250%,
                        8/15/22**...........................           9,333,651
                                                                    ------------

                     TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost $39,830,093) ....................          39,196,870
                                                                    ============


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------
     Principal
      Amount                                                            Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.7%)
       $2,000,000    Federal Home Loan Bank
                        Bonds 5.375%, 3/2/01................        $  1,984,459
        4,500,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 5.750%,
                        6/15/01 ............................           4,482,271
        1,500,000    Federal Home Loan Bank
                        Bonds 5.125%,
                        2/26/02.............................           1,467,025
        4,000,000    Federal National Mortgage
                        Association Notes
                        5.375%, 3/15/02 ....................           3,931,982
        4,000,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 5.500%,
                        5/15/02 ............................           3,938,549
        2,000,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 5.750%,
                        7/15/03 ............................           1,963,871
        1,500,000    Federal National Mortgage
                        Association Notes
                        4.75%, 11/14/03 ....................           1,415,127
        6,000,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 5%, 1/15/04 .............           5,692,975
        1,500,000    Federal National Mortgage
                        Association Notes
                        5.125%, 2/13/04.....................           1,429,111
        8,000,000    Federal National Mortgage
                        Association Notes
                        5.625%, 5/14/04 ....................           7,760,951
        3,000,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 6.25%,
                        7/15/04 ............................           2,982,546
        1,000,000    Federal National Mortgage
                        Association Notes
                        5.75%, 6/15/05 .....................             968,300
       $1,000,000    Federal Home Loan
                        Mortgage Corp.
                        Debentures 5.75%,
                        4/15/08 ............................             940,803
        2,000,000    Federal National Mortgage
                        Association Notes
                        5.250%, 1/15/09 ....................           1,804,194
        1,605,000    Federal National Mortgage
                        Association Notes
                        6.375%, 6/15/09 ....................           1,571,361
        7,500,000    Federal National Mortgage
                        Association Notes
                        6.625%, 9/15/09 ....................           7,470,023
                                                                    ------------
                     TOTAL
                     U.S. GOVERNMENT
                     AGENCY
                     OBLIGATIONS
                     (Cost $50,740,392) ....................        $ 49,803,548
                                                                    ============

CORPORATE BONDS & NOTES (0.8%)

                     TELECOMMUNICATION
                       SERVICES (0.8%)
       $1,000,000    AirTouch Communications,
                        Inc. Notes 6.650%,
                        5/1/08 .............................        $    960,844
        1,000,000    MCI WorldCom Inc.
                        Senior Notes 6.400%,
                        8/15/05.............................             973,778
                                                                    ------------
                     TOTAL CORPORATE
                     BONDS & NOTES
                     (Cost $1,998,284) .....................           1,934,622
                                                                    ============
                     TOTAL INVESTMENT
                     SECURITIES (83.8%)
                     (Cost $154,006,544) ...................         192,643,955
                                                                    ============

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10

Value Line Asset Allocation Fund, Inc.

                                                              September 30, 1999
--------------------------------------------------------------------------------
     Principal
      Amount                                                            Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (14.1%)
  (including accrued interest)
      $11,100,000    Collateralized by $7,995,000
                        U.S. Treasury Bonds
                        10.625%, due 8/15/15,
                        with a value of
                        $11,386,631, (with
                        Warburg Dillon Read
                        LLC 5%, dated 9/30/99,
                        due 10/1/99, delivery
                        value $11,101,542)..................        $ 11,101,542
       11,100,000    Collateralized by $9,325,000
                        U.S. Treasury Bonds
                        8.125%, due 5/15/21,
                        with a value of
                        $11,395,444, (with
                        Goldman, Sachs & Co.
                        5%, dated 9/30/99,
                        due 10/1/99, delivery
                        value $11,101,542)..................          11,101,542
       10,100,000    Collateralized by $8,145,000
                        U.S. Treasury Bonds
                        8.75%, due 8/15/20,
                        with a value of
                        $10,339,064, (with
                        Morgan Stanley & Co.,
                        Incorporated 5.25%,
                        dated 9/30/99, due
                        10/1/99, delivery
                        value $10,101,472)..................          10,101,472
                                                                    ------------

                     TOTAL REPURCHASE
                     AGREEMENTS
                     (Cost $32,304,556) ....................          32,304,556
                                                                    ============

CASH AND RECEIVABLES
LESS LIABILITIES (2.1%) ....................................        $  4,851,955
                                                                    ------------

NET ASSETS (100%) ..........................................        $229,800,466
                                                                    ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($229,800,466 / 11,880,125
shares outstanding) ........................................             $ 19.34
                                                                    ============

*    Non-income producing

**   A  portion  of  this  security  is  segregated  to  cover  initial   margin
     requirements on the following open short financial futures contracts:


                                    Number of     Unrealized      Contract
                                    Contracts        Gain           Value
                                    --------------------------------------
Russell 2000 Index
  Dec./99 ......................       26         $  250,250    $5,583,500
S&P 500 Index
  Dec./99 ......................       12            231,750     3,894,600
S&P MidCap 400
  Index Dec./99 ................       12            175,800     2,312,400

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$154,006,544) ...................................          $192,643,955
Repurchase agreements
(Cost--$32,304,556) ......................................            32,304,556
Cash .....................................................                94,347
Receivable for capital shares sold .......................             2,869,235
Receivable for securities sold ...........................             1,250,096
Dividends and interest receivable ........................             1,162,931
                                                                    ------------
      Total Assets .......................................           230,325,120
                                                                    ------------
Liabilities:
Payable for capital shares
  repurchased ............................................               182,307
Variation margin on futures
  contracts ..............................................               123,650
Accrued expenses:
  Advisory fee payable ...................................               121,396
  Service and distribution plan
    fees payable .........................................                46,400
  Other ..................................................                50,901
                                                                    ------------
      Total Liabilities ..................................               524,654
                                                                    ------------
Net Assets ...............................................          $229,800,466
                                                                    ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 11,880,125 shares) .........................          $     11,880
Additional paid-in capital ...............................           173,301,033
Undistributed net investment income ......................             1,980,585
Undistributed net realized gain
  on investments .........................................            15,211,757
Net unrealized appreciation
  of investments .........................................            39,295,211
                                                                    ------------
Net Assets ...............................................          $229,800,466
                                                                    ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($229,800,466 / 11,880,125
  shares outstanding) ....................................          $      19.34
                                                                    ============


Statement of Operations
for the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest income .........................................          $  2,449,241
Dividend income (net of foreign
  withholding tax of $331) ..............................               142,162
                                                                   ------------
      Total Income ......................................             2,591,403
                                                                   ------------
Expenses:
Advisory fee ............................................               673,732
Service and distribution plan fee .......................               259,128
Custodian fees ..........................................                28,203
Registration and filing fees ............................                22,387
Transfer agent fees .....................................                18,952
Auditing and legal fees .................................                18,326
Accounting & bookkeeping expense ........................                16,200
Insurance, dues and other ...............................                13,902
Directors' fees and expenses ............................                11,182
Printing ................................................                10,068
                                                                   ------------
      Total expenses before
        custody credits .................................             1,072,080
      Less: custody credits .............................                (1,896)
                                                                   ------------
      Net Expenses ......................................             1,070,184
                                                                   ------------
Net Investment Income ...................................             1,521,219
                                                                   ------------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain
      (includes $485,494 loss on
      futures contracts) ................................            12,841,926
    Change in Net Unrealized
      Appreciation ......................................               477,509
                                                                   ------------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ........................................            13,319,435
                                                                   ------------
Net Increase in Net Assets
  from Operations .......................................          $ 14,840,654
                                                                   =============

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Statement of Changes in Net Assets
for the six months ended September 30, 1999 (unaudited) and for the year ended March 31, 1999

                                                               Six Months Ended
                                                              September 30, 1999        Year Ended
                                                                 (unaudited)         March 31, 1999
                                                              -------------------------------------
Operations:
  Net investment income .....................................  $   1,521,219         $     460,193
  Net realized gain on investments ..........................     12,841,926             2,393,060
  Change in net unrealized appreciation .....................        477,509            15,396,207
                                                               ------------------------------------
  Net increase in net assets from operations ................     14,840,654            18,249,460
                                                               ------------------------------------
Distributions to Shareholders:
  Net investment income .....................................           --                (230,574)
  Net realized gain from investment transactions ............           --              (2,460,642)
                                                               ------------------------------------
  Total distributions .......................................           --              (2,691,216)
                                                               ------------------------------------
Capital Share Transactions:
  Proceeds from sale of shares ..............................     91,741,278           106,486,745
  Proceeds from reinvestment of distributions to shareholders           --               2,407,222
  Cost of shares repurchased ................................    (59,313,215)          (65,408,668)
                                                               ------------------------------------
  Net increase from capital share transactions ..............     32,428,063            43,485,299
                                                               ------------------------------------
Total Increase in Net Assets ................................     47,268,717            59,043,543

Net Assets:
  Beginning of period .......................................    182,531,749           123,488,206
                                                               ------------------------------------
  End of period .............................................  $ 229,800,466         $ 182,531,749
                                                               ====================================
Net undistributed investment income, at end of period .......  $   1,980,585         $     459,366
                                                               ====================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable


--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

                                                  September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

futures exchange. Pursuant to the contract, the Fund agrees to receive from or to pay the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2. Capital Share Transactions Transactions in capital stock were as follows:

                                                 Six Months
                                                    Ended             Year
                                                 September 30,        Ended
                                                    1999            March 31,
                                                 (unaudited)          1999
                                                 ----------------------------
Shares sold ................................      4,876,994        6,501,091
Shares issued in
  reinvestment of dividends
  and distributions.........................            --           149,517
                                                 ----------------------------
                                                  4,876,994        6,650,608
Shares repurchased .........................      3,143,003        4,073,462
                                                 ----------------------------
Net increase ...............................      1,733,991        2,577,146
                                                 ============================

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                            Six Months Ended
                                                           September 30, 1999
                                                              (unaudited)
                                                              ------------
PURCHASES:
U.S. Treasury Obligations ...............................      $ 65,185,409
Other Investment Securities .............................        24,463,856
                                                               ------------
                                                               $ 89,649,265
                                                               ============
SALES:
U.S. Treasury Obligations ...............................       $ 8,126,194
Other Investment Securities .............................        66,497,106
                                                               ------------
                                                               $ 74,623,300
                                                               ============

At September 30, 1999, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $186,407,939. The aggregate appreciation and depreciation of investments at September 30, 1999, based on a comparison of investment values and their costs for federal income tax purposes was $42,201,641 and $3,661,069 respectively, resulting in a net appreciation of $38,540,572.

4. Advisory  Fees,  Service and  Distribution  Plan Fees and  Transactions  With
   Affiliates:

An advisory fee of $673,732 was paid or payable to the Adviser for the six months ended September 30, 1999. The fee was computed at the rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 1999, fees amounting to $259,128 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 1999, the Fund paid brokerage commissions totalling $30,629 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.


--------------------------------------------------------------------------------
15

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                     September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

At September 30, 1999, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 3,777,011 shares of the Fund's capital stock, representing 31.8% of the outstanding shares. In addition, certain officers and directors of the Fund owned 351,358 shares of capital stock, representing 3.0% of the outstanding shares.

5. Financial Instrument with Off-Balance Sheet Risk

During the six months ended September 30, 1999, the Fund sold stock index futures contracts to hedge its portfolio positions against price fluctuations. Futures contracts involve elements of credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. At September 30, 1999 the Fund held an open short position of 26 Russell 2000 Index contracts, 12 S&P 500 Index contracts, and 12 S&P Mid-Cap 400 Index contracts, all expiring in December 1999, with a total notional value of $11,790,500.

The Fund purchases or sells futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to the Fund's futures transactions; therefore, the Fund's credit risk is limited to the failure of the exchange or board of trade. The Fund bears the market risk which arises from any changes in security values.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                  Six Months
                                    Ended                                      Years Ended March 31,
                                Sept. 30, 1999     ---------------------------------------------------------------------------
                                 (unaudited)            1999             1998            1997            1996            1995
                                 ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........   $     17.99        $   16.32        $   13.64        $  14.13       $   11.58       $   10.37
                                 ---------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income ......           .12              .03              .22             .30             .10             .08
  Net gains on securities
    (both realized
    and unrealized) ..........          1.23             1.92             4.54            2.15            3.86            1.30
                                 ---------------------------------------------------------------------------------------------
    Total from investment
      operations .............          1.35             1.95             4.76            2.45            3.96            1.38
                                 ---------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ........          --               (.02)            (.26)           (.25)           (.12)           (.06)
  Distributions from
    capital gains ............          --               (.26)           (1.82)          (2.69)          (1.29)           (.11)
                                 ---------------------------------------------------------------------------------------------
  Total distributions ........          --               (.28)           (2.08)          (2.94)          (1.41)           (.17)
                                 ---------------------------------------------------------------------------------------------
Net asset value,
  end of period ..............   $     19.34        $   17.99        $   16.32        $  13.64       $   14.13       $   11.58
                                 =============================================================================================
Total return .................          7.50%+          12.16%           37.36%          17.49%          35.13%          13.47%
                                 =============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .............   $   229,800        $ 182,532        $ 123,488        $ 74,981       $  55,803       $  26,172
Ratio of operating expenses
  to average net assets ......          1.04%*(1)        1.08%(1)         1.15%(1)        1.23%(1)        1.38%(1)        1.76%
Ratio of net investment
  income to average net assets          1.48%*           0.30%            1.46%           1.95%            .99%            .85%
Portfolio turnover rate ......            41%+            129%             139%            192%            244%            211%

(1)  Before offset of custody credits.

*    Annualized

+    Not annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                          Other Information (unaudited)
--------------------------------------------------------------------------------

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.n This page intentionally left blank


--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------




                       This page intentionally left blank




--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

================================================================================

INVESTMENT ADVISER                  Value Line, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

DISTRIBUTOR                         Value Line Securities, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

CUSTODIAN BANK                      State Street Bank and Trust Co.
                                    225 Franklin Street
                                    Boston, MA 02110

SHAREHOLDER                         State Street Bank and Trust Co.
SERVICING AGENT                     c/o NFDS
                                    P.O. Box 219729
                                    Kansas City, MO 64121-9729

INDEPENDENT                         PricewaterhouseCoopers LLP
ACCOUNTANTS                         1177 Avenue of the Americas
                                    New York, NY 10036

LEGAL COUNSEL                       Peter D. Lowenstein, Esq.
                                    Two Greenwich Plaza, Suite 100
                                    Greenwich, CT 06830

DIRECTORS                           Jean Bernhard Buttner
                                    Francis C. Oakley
                                    Marion N. Ruth
                                    Frances T. Newton

OFFICERS                            Jean Bernhard Buttner
                                    Chairman and President
                                    Stephen E. Grant
                                    Vice President
                                    Bruce H. Alston
                                    Vice President
                                    David T. Henigson
                                    Vice President and
                                    Secretary/Treasurer
                                    Jack M. Houston
                                    Assistant Secretary/Treasurer
                                    Stephen La Rosa
                                    Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                          509917